Form 5500, Schedule H, Part IV, Line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
SKYWEST, INC. EMPLOYEES' RETIREMENT PLAN
Form 5500, Schedule H, Part IV, Line 4a - Schedule of Delinquent Participant Contributions.
Form 5500, Schedule H, Part IV, Line 4a - Schedule of Delinquent Participant Contributions.

Supplemental Schedule

SKYWEST, INC. EMPLOYEES’ RETIREMENT PLAN

EIN 87-0292166, Plan 001

Form 5500, Schedule H, Part IV, Line 4a — Schedule of Delinquent Participant Contributions

for the year ended December 31, 2025

	Participant Contributions Transferred Late to Plan	Total that Constitute Nonexempt Prohibited Transactions
Year Ended	Check here if late participant loan payments are included: ☐	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP	Total Fully Corrected under VFCP and PTE 2002-51
December 31, 2025	$75	$—	$75	$—	$—

See accompanying Report of Independent Registered Public Accounting Firm.